Derivatives - Cash flow hedges - Hedging instruments impacted by Ibor reform (Details) $ in Millions	Oct. 02, 2019	Dec. 31, 2020 USD ($)	Dec. 31, 2020	Dec. 31, 2019 USD ($)	Dec. 31, 2019
Disclosure of initial application of standards or interpretations [line items]
Notional amount		192,457		208,905
Eonia, adjustment to interest rate basis	8.50%
Fair value hedges
Disclosure of initial application of standards or interpretations [line items]
Notional amount			121,573,000,000		122,753,000,000
Cash flow hedges
Disclosure of initial application of standards or interpretations [line items]
Notional amount			60,369,000,000		75,638,000,000
HSBC Holdings | Fair value hedges
Disclosure of initial application of standards or interpretations [line items]
Notional amount		34,006	34,006,000,000	36,769	36,769,000,000
Interest rate
Disclosure of initial application of standards or interpretations [line items]
Notional amount		157,436	157,435,000,000	177,006	177,006,000,000
Interest rate | Impacted by Ibor reform
Disclosure of initial application of standards or interpretations [line items]
Notional amount			90,783,000,000		123,667,000,000
Interest rate | Impacted by Ibor reform | €
Disclosure of initial application of standards or interpretations [line items]
Notional amount			26,136,000,000		26,102,000,000
Interest rate | Impacted by Ibor reform | £
Disclosure of initial application of standards or interpretations [line items]
Notional amount			6,228,000,000		11,127,000,000
Interest rate | Impacted by Ibor reform | $
Disclosure of initial application of standards or interpretations [line items]
Notional amount			41,494,000,000		57,024,000,000
Interest rate | Impacted by Ibor reform | Other
Disclosure of initial application of standards or interpretations [line items]
Notional amount			16,925,000,000		29,414,000,000
Interest rate | Not impacted by Ibor reform
Disclosure of initial application of standards or interpretations [line items]
Notional amount			66,652,000,000		53,339,000,000
Interest rate | Fair value hedges
Disclosure of initial application of standards or interpretations [line items]
Notional amount			121,572,000,000		122,753,000,000
Interest rate | Fair value hedges | Impacted by Ibor reform
Disclosure of initial application of standards or interpretations [line items]
Notional amount			64,415,000,000		79,620,000,000
Interest rate | Fair value hedges | Impacted by Ibor reform | €
Disclosure of initial application of standards or interpretations [line items]
Notional amount			17,792,000,000		20,378,000,000
Interest rate | Fair value hedges | Impacted by Ibor reform | £
Disclosure of initial application of standards or interpretations [line items]
Notional amount			3,706,000,000		4,533,000,000
Interest rate | Fair value hedges | Impacted by Ibor reform | $
Disclosure of initial application of standards or interpretations [line items]
Notional amount			32,789,000,000		41,274,000,000
Interest rate | Fair value hedges | Impacted by Ibor reform | Other
Disclosure of initial application of standards or interpretations [line items]
Notional amount			10,128,000,000		13,435,000,000
Interest rate | Fair value hedges | Not impacted by Ibor reform
Disclosure of initial application of standards or interpretations [line items]
Notional amount			57,157,000,000		43,133,000,000
Interest rate | Cash flow hedges
Disclosure of initial application of standards or interpretations [line items]
Notional amount			35,863,000,000		54,253,000,000
Interest rate | Cash flow hedges | Impacted by Ibor reform
Disclosure of initial application of standards or interpretations [line items]
Notional amount			26,368,000,000		44,047,000,000
Interest rate | Cash flow hedges | Impacted by Ibor reform | €
Disclosure of initial application of standards or interpretations [line items]
Notional amount			8,344,000,000		5,724,000,000
Interest rate | Cash flow hedges | Impacted by Ibor reform | £
Disclosure of initial application of standards or interpretations [line items]
Notional amount			2,522,000,000		6,594,000,000
Interest rate | Cash flow hedges | Impacted by Ibor reform | $
Disclosure of initial application of standards or interpretations [line items]
Notional amount			8,705,000,000		15,750,000,000
Interest rate | Cash flow hedges | Impacted by Ibor reform | Other
Disclosure of initial application of standards or interpretations [line items]
Notional amount			6,797,000,000		15,979,000,000
Interest rate | Cash flow hedges | Not impacted by Ibor reform
Disclosure of initial application of standards or interpretations [line items]
Notional amount			9,495,000,000		10,206,000,000
Interest rate | HSBC Holdings
Disclosure of initial application of standards or interpretations [line items]
Notional amount			34,006,000,000		36,769,000,000
Interest rate | HSBC Holdings | Impacted by Ibor reform
Disclosure of initial application of standards or interpretations [line items]
Notional amount			34,006,000,000		36,769,000,000
Interest rate | HSBC Holdings | Impacted by Ibor reform | €
Disclosure of initial application of standards or interpretations [line items]
Notional amount			4,290,000,000		3,928,000,000
Interest rate | HSBC Holdings | Impacted by Ibor reform | £
Disclosure of initial application of standards or interpretations [line items]
Notional amount			5,393,000,000		5,222,000,000
Interest rate | HSBC Holdings | Impacted by Ibor reform | $
Disclosure of initial application of standards or interpretations [line items]
Notional amount			21,081,000,000		24,500,000,000
Interest rate | HSBC Holdings | Impacted by Ibor reform | Other
Disclosure of initial application of standards or interpretations [line items]
Notional amount			3,242,000,000		3,119,000,000
Interest rate | HSBC Holdings | Not impacted by Ibor reform
Disclosure of initial application of standards or interpretations [line items]
Notional amount			0		0
Interest rate | HSBC Holdings | Fair value hedges
Disclosure of initial application of standards or interpretations [line items]
Notional amount		34,006	34,006,000,000	36,769	36,769,000,000
Interest rate | HSBC Holdings | Fair value hedges | Impacted by Ibor reform
Disclosure of initial application of standards or interpretations [line items]
Notional amount			34,006,000,000		36,769,000,000
Interest rate | HSBC Holdings | Fair value hedges | Impacted by Ibor reform | €
Disclosure of initial application of standards or interpretations [line items]
Notional amount			4,290,000,000		3,928,000,000
Interest rate | HSBC Holdings | Fair value hedges | Impacted by Ibor reform | £
Disclosure of initial application of standards or interpretations [line items]
Notional amount			5,393,000,000		5,222,000,000
Interest rate | HSBC Holdings | Fair value hedges | Impacted by Ibor reform | $
Disclosure of initial application of standards or interpretations [line items]
Notional amount			21,081,000,000		24,500,000,000
Interest rate | HSBC Holdings | Fair value hedges | Impacted by Ibor reform | Other
Disclosure of initial application of standards or interpretations [line items]
Notional amount			3,242,000,000		3,119,000,000
Interest rate | HSBC Holdings | Fair value hedges | Not impacted by Ibor reform
Disclosure of initial application of standards or interpretations [line items]
Notional amount			0		0